Significant accounting policies - Schedule of Reportable Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reportable Segment [Line Items]
Segment Revenue	$ 10,490,668	$ 10,655,993	$ 5,006,345
Segment Profit / (loss)	(83,623,097)	994,194	(803,980)
Security Services [Member]
Schedule of Reportable Segment [Line Items]
Segment Revenue	10,434,043	10,621,012	5,006,345
Segment Profit / (loss)	(296,097)	1,131,506	(803,980)
Training school [Member]
Schedule of Reportable Segment [Line Items]
Segment Revenue	56,625	34,981
Segment Profit / (loss)	(171,682)	(137,312)
Unallocated [Member]
Schedule of Reportable Segment [Line Items]
Segment Revenue
Segment Profit / (loss)	$ (83,155,336)